Liquidity and going concern (Details) - USD ($) $ in Thousands				3 Months Ended		9 Months Ended
	Sep. 15, 2026	Jun. 23, 2026	Sep. 29, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Debt Instrument [Line Items]
Operating income (loss)				$ (5,092)	$ (7,710)	$ (17,171)	$ (10,498)
Net cash used in operating activities from continuing operations				$ (5,039)	$ (4,467)	$ (12,940)	$ (18,694)
Maximum proceeds from issuance of prospectus equity			$ 100,000
Shelf prospectus, effective period			25 months
Proceeds from issuance or sale of equity		$ 9,300
Committed Equity Facility
Debt Instrument [Line Items]
Sale of stock, authorized issuance amount	$ 25,000
Shares in excess of common stock outstanding requiring approval, percent	19.99%
Pre-Funded Warrants
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)		3,254,369
Common Warrants
Debt Instrument [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)		4,854,369
Common Stock
Debt Instrument [Line Items]
Issuance of common shares (in shares)		1,600,000				1,600,000